Shareholder Fees - Chase Growth Fund	Jan. 28, 2026 USD ($)
Chase Growth Fund Class N
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Chase Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0